Condensed Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents, including restricted cash	$ 400	$ 419	$ 419
Short-term investments	6	5	7
Accounts receivable, net	613	527	592
Intercompany accounts receivable		0	0
Intercompany loans receivable - current portion		0	0
Finished and in-process goods	307	262	254
Raw materials and supplies	122	105	103
Other current assets	90	81	72
Total current assets	1,538	1,399	1,447
Investment in unconsolidated entities	54	42	26
Deferred income taxes	383	348	4
Other assets, net	135	109	139
Intercompany loans receivable		0	0
Property and equipment, net	1,144	1,167	1,209
Goodwill	167	169	167	169
Other intangible assets, net	89	91	104
Total assets	3,510	3,325	3,096
Current liabilities
Accounts and drafts payable	503	418	381
Intercompany accounts payable	0	0	0
Debt payable within one year	61	76	117
Intercompany loans payable within one year	0	0	0
Affiliated debt payable within one year			2
Interest payable	90	63	61
Income taxes payable	7	4	15
Accrued payroll and incentive compensation	48	40	57
Other current liabilities	124	129	132
Total current liabilities	833	730	765
Long-term debt	3,727	3,419	3,420
Intercompany loans payable	0	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0	0
Long-term pension and post employment benefit obligations	304	309	223
Deferred income taxes	19	18	72
Other long-term liabilities	169	166	156
Advance from affiliates			225
Total liabilities	5,052	4,642	4,861
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		(1,317)	(1,766)
Noncontrolling interest		0	1
Total (deficit) equity	(1,542)	(1,317)	(1,765)	(2,019)	(2,049)
Total liabilities and (deficit) equity	3,510	3,325	3,096
Momentive Specialty Chemicals Inc.
Current assets
Cash and cash equivalents, including restricted cash	262	276	212
Short-term investments	0	0	0
Accounts receivable, net	195	177	206
Intercompany accounts receivable	104	126	102
Intercompany loans receivable - current portion	239	162	203
Finished and in-process goods	120	109	116
Raw materials and supplies	42	35	33
Other current assets	36	38	27
Total current assets	998	923	899
Investment in unconsolidated entities	166	252	288
Deferred income taxes	375	337	0
Other assets, net	34	0	11
Intercompany loans receivable	1,144	773	649
Property and equipment, net	491	493	504
Goodwill	93	93	93
Other intangible assets, net	51	53	59
Total assets	3,352	2,924	2,503
Current liabilities
Accounts and drafts payable	175	136	125
Intercompany accounts payable	102	96	78
Debt payable within one year	2	13	17
Intercompany loans payable within one year	199	197	238
Affiliated debt payable within one year			2
Interest payable	5	12	14
Income taxes payable	7	3	1
Accrued payroll and incentive compensation	17	14	26
Other current liabilities	67	64	69
Total current liabilities	574	535	570
Long-term debt	329	860	1,134
Intercompany loans payable	3,414	2,303	1,903
Accumulated losses of unconsolidated subsidiaries in excess of investment	355	325	192
Long-term pension and post employment benefit obligations	96	98	99
Deferred income taxes	4	0	30
Other long-term liabilities	122	120	116
Advance from affiliates			225
Total liabilities	4,894	4,241	4,269
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		(1,317)	(1,766)
Noncontrolling interest		0	0
Total (deficit) equity	(1,542)	(1,317)	(1,766)
Total liabilities and (deficit) equity	3,352	2,924	2,503
Subsidiary Issuers
Current assets
Cash and cash equivalents, including restricted cash	0	0	0
Short-term investments	0	0	0
Accounts receivable, net	0	0	0
Intercompany accounts receivable	67	52	46
Intercompany loans receivable - current portion	0	0	0
Finished and in-process goods	0	0	0
Raw materials and supplies	0	0	0
Other current assets	0	0	0
Total current assets	67	52	46
Investment in unconsolidated entities	0	0	0
Deferred income taxes	0	0	0
Other assets, net	63	42	36
Intercompany loans receivable	3,383	2,273	1,907
Property and equipment, net	0	0	0
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Total assets	3,513	2,367	1,989
Current liabilities
Accounts and drafts payable	0	0	0
Intercompany accounts payable	4	4	4
Debt payable within one year	0	0	0
Intercompany loans payable within one year	0	0	0
Affiliated debt payable within one year			0
Interest payable	85	51	44
Income taxes payable	0	0	0
Accrued payroll and incentive compensation	0	0	0
Other current liabilities	0	0	0
Total current liabilities	89	55	48
Long-term debt	3,327	2,138	1,688
Intercompany loans payable	0	4	4
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0	0
Long-term pension and post employment benefit obligations	0	0	0
Deferred income taxes	2	1	2
Other long-term liabilities	6	6	6
Advance from affiliates			0
Total liabilities	3,424	2,204	1,748
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		163	241
Noncontrolling interest		0	0
Total (deficit) equity	89	163	241
Total liabilities and (deficit) equity	3,513	2,367	1,989
Combined Subsidiary Guarantors
Current assets
Cash and cash equivalents, including restricted cash	0	0	0
Short-term investments	0	0	0
Accounts receivable, net	0	0	0
Intercompany accounts receivable	0	0	0
Intercompany loans receivable - current portion	0	0	0
Finished and in-process goods	0	0	0
Raw materials and supplies	0	0	0
Other current assets	0	0	0
Total current assets	0	0	0
Investment in unconsolidated entities	30	42	20
Deferred income taxes	0	0	0
Other assets, net	3	28	20
Intercompany loans receivable	28	27	22
Property and equipment, net	0	0	0
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Total assets	61	97	62
Current liabilities
Accounts and drafts payable	0	0	0
Intercompany accounts payable	0	1	1
Debt payable within one year	0	0	0
Intercompany loans payable within one year	0	0	0
Affiliated debt payable within one year			0
Interest payable	0	0	0
Income taxes payable	0	0	0
Accrued payroll and incentive compensation	0	0	0
Other current liabilities	0	0	0
Total current liabilities	0	1	1
Long-term debt	0	0	0
Intercompany loans payable	7	7	6
Accumulated losses of unconsolidated subsidiaries in excess of investment	87	107	0
Long-term pension and post employment benefit obligations	0	0	0
Deferred income taxes	0	0	0
Other long-term liabilities	0	0	0
Advance from affiliates			0
Total liabilities	94	115	7
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		(18)	55
Noncontrolling interest		0	0
Total (deficit) equity	(33)	(18)	55
Total liabilities and (deficit) equity	61	97	62
Combined Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents, including restricted cash	138	143	207
Short-term investments	6	5	7
Accounts receivable, net	418	350	386
Intercompany accounts receivable	400	318	257
Intercompany loans receivable - current portion	357	624	713
Finished and in-process goods	187	153	138
Raw materials and supplies	80	70	70
Other current assets	54	43	45
Total current assets	1,640	1,706	1,823
Investment in unconsolidated entities	34	18	13
Deferred income taxes	8	11	4
Other assets, net	35	39	72
Intercompany loans receivable	3,704	3,835	4,592
Property and equipment, net	653	674	705
Goodwill	74	76	74
Other intangible assets, net	38	38	45
Total assets	6,186	6,397	7,328
Current liabilities
Accounts and drafts payable	328	282	256
Intercompany accounts payable	465	395	322
Debt payable within one year	59	63	100
Intercompany loans payable within one year	397	589	678
Affiliated debt payable within one year			0
Interest payable	0	0	3
Income taxes payable	0	1	14
Accrued payroll and incentive compensation	31	26	31
Other current liabilities	57	65	63
Total current liabilities	1,337	1,421	1,467
Long-term debt	71	421	598
Intercompany loans payable	4,838	4,594	5,257
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0	0
Long-term pension and post employment benefit obligations	208	211	124
Deferred income taxes	13	17	40
Other long-term liabilities	41	40	34
Advance from affiliates			0
Total liabilities	6,508	6,704	7,520
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		(307)	(193)
Noncontrolling interest		0	1
Total (deficit) equity	(322)	(307)	(192)
Total liabilities and (deficit) equity	6,186	6,397	7,328
Eliminations
Current assets
Cash and cash equivalents, including restricted cash	0	0	0
Short-term investments	0	0	0
Accounts receivable, net	0	0	0
Intercompany accounts receivable	(571)	(496)	(405)
Intercompany loans receivable - current portion	(596)	(786)	(916)
Finished and in-process goods	0	0	0
Raw materials and supplies	0	0	0
Other current assets	0	0	0
Total current assets	(1,167)	(1,282)	(1,321)
Investment in unconsolidated entities	(176)	(270)	(295)
Deferred income taxes	0	0	0
Other assets, net	0	0	0
Intercompany loans receivable	(8,259)	(6,908)	(7,170)
Property and equipment, net	0	0	0
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Total assets	(9,602)	(8,460)	(8,786)
Current liabilities
Accounts and drafts payable	0	0	0
Intercompany accounts payable	(571)	(496)	(405)
Debt payable within one year	0	0	0
Intercompany loans payable within one year	(596)	(786)	(916)
Affiliated debt payable within one year			0
Interest payable	0	0	0
Income taxes payable	0	0	0
Accrued payroll and incentive compensation	0	0	0
Other current liabilities	0	0	0
Total current liabilities	(1,167)	(1,282)	(1,321)
Long-term debt		0	0
Intercompany loans payable	(8,259)	(6,908)	(7,170)
Accumulated losses of unconsolidated subsidiaries in excess of investment	(442)	(432)	(192)
Long-term pension and post employment benefit obligations	0	0	0
Deferred income taxes	0	0	0
Other long-term liabilities	0	0	0
Advance from affiliates			0
Total liabilities	(9,868)	(8,622)	(8,683)
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		162	(103)
Noncontrolling interest		0	0
Total (deficit) equity	266	162	(103)
Total liabilities and (deficit) equity	$ (9,602)	$ (8,460)	$ (8,786)